Note 26 - Other Reserves - Other Reserves (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Balance		$ 23,985,000	$ 17,890,000	$ 22,516,000
Equity instruments		(3,000)	(3,141,000)	971,000
Disposal of treasury shares		62,000
Other reserves				6,000
Employee share awards			1,077,000	344,000
Share issuance costs			(2,800,000)
Balance		22,516,000	40,418,000	17,890,000
Reserve for equity instruments [member]
Statement Line Items [Line Items]
Balance	[1]	26,090,000	27,057,000	26,087,000
Equity instruments	[1]	(3,000)		970,000
Disposal of treasury shares	[1]	0
Other reserves	[1]			0
Employee share awards	[1]			0
Conversion to Aevitas preference shares	[1]		(2,998,000)
Interest on equity instruments	[1]		114,000
Equity instruments payments	[1]		(3,317,000)
Conversion to ordinary shares pending issue in VivoPower International PLC			(20,466,000)
Capital raising costs	[1]		0
Share issuance costs	[1]		0
Equity incentives cost less shares issued	[1]		0
Other movements	[1]		(390,000)
Balance	[1]	26,087,000	0	27,057,000
Reserve for preference shares [member]
Statement Line Items [Line Items]
Balance	[1]	0	0	0
Equity instruments	[1]	0		0
Disposal of treasury shares	[1]	0
Other reserves	[1]			0
Employee share awards	[1]			0
Conversion to Aevitas preference shares	[1]		2,998,000
Interest on equity instruments	[1]		185,000
Equity instruments payments	[1]		(123,000)
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs	[1]		0
Equity incentives cost less shares issued	[1]		0
Other movements	[1]		210,000
Balance	[1]	0	3,270,000	0
Reserve for shares pending issue [member]
Statement Line Items [Line Items]
Balance	[2]	0	0	0
Equity instruments	[2]	0		0
Disposal of treasury shares	[2]	0
Other reserves	[2]			0
Employee share awards	[2]			0
Conversion to Aevitas preference shares	[2]		0
Interest on equity instruments	[2]		0
Equity instruments payments	[2]		0
Conversion to ordinary shares pending issue in VivoPower International PLC			20,466,000
Capital raising costs	[2]		0
Share issuance costs	[2]
Equity incentives cost less shares issued	[2]		0
Other movements	[2]		0
Balance	[2]	0	20,466,000	0
Reserve for capital raising costs [member]
Statement Line Items [Line Items]
Balance	[3]	(9,722,000)	(6,009,000)	(9,722,000)
Equity instruments	[3]	0
Disposal of treasury shares	[3]	0
Other reserves	[3]			3,713,000
Employee share awards	[3]
Conversion to Aevitas preference shares	[3]		0
Interest on equity instruments	[3]		0
Equity instruments payments	[3]		0
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs	[3]		(2,804,000)
Share issuance costs	[3]		(15,000)
Equity incentives cost less shares issued	[3]		0
Other movements	[3]		0
Balance	[3]	(9,722,000)	(8,828,000)	(6,009,000)
Reserve for equity incentive costs [member]
Statement Line Items [Line Items]
Balance	[4]	0	344,000	0
Equity instruments	[4]	0		1,000
Disposal of treasury shares	[4]	0
Other reserves	[4]			17,000
Employee share awards	[4]			326,000
Conversion to Aevitas preference shares	[4]		0
Interest on equity instruments	[4]		0
Equity instruments payments	[4]		0
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs	[4]		0
Share issuance costs	[4]		0
Equity incentives cost less shares issued	[4]		1,078,000
Other movements	[4]		0
Balance	[4]	0	1,422,000	344,000
Reserve for share awards issuance [member]
Statement Line Items [Line Items]
Balance	[4]	0	0	0
Equity instruments	[4]	0		0
Disposal of treasury shares	[4]	0
Other reserves	[4]			0
Employee share awards	[4]			0
Conversion to Aevitas preference shares	[4]		0
Interest on equity instruments	[4]		0
Equity instruments payments	[4]		0
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs	[4]		0
Share issuance costs	[4]		0
Equity incentives cost less shares issued	[4]		(971,000)
Other movements	[4]		0
Balance	[4]	0	(971,000)	0
Reserve for treasury shares [member]
Statement Line Items [Line Items]
Balance	[5]	(246,000)	0	(13,000)
Equity instruments	[5]			0
Disposal of treasury shares	[5]	233,000
Other reserves	[5]			0
Employee share awards	[5]			13,000
Conversion to Aevitas preference shares	[5]		0
Interest on equity instruments	[5]		0
Equity instruments payments	[5]		0
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs	[5]		0
Share issuance costs	[5]		0
Equity incentives cost less shares issued	[5]		0
Other movements	[5]		0
Balance	[5]	(13,000)	0	0
Reserve for share option [member]
Statement Line Items [Line Items]
Balance	[6]	3,713,000	0	3,713,000
Equity instruments	[6]	0		0
Disposal of treasury shares	[6]	0
Other reserves	[6]			(3,713,000)
Employee share awards	[6]			0
Conversion to Aevitas preference shares	[6]		0
Interest on equity instruments	[6]		0
Equity instruments payments	[6]		0
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs	[6]		0
Share issuance costs	[6]		0
Equity incentives cost less shares issued	[6]		0
Other movements	[6]		0
Balance	[6]	3,713,000	0	0
Reserve for foreign exchange [member]
Statement Line Items [Line Items]
Balance		11,000	16,000	11,000
Equity instruments		0		0
Disposal of treasury shares		0
Other reserves				0
Employee share awards				5,000
Conversion to Aevitas preference shares			0
Interest on equity instruments			0
Equity instruments payments			0
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs			0
Share issuance costs			0
Equity incentives cost less shares issued			0
Other movements			(61,000)
Balance		11,000	(45,000)	16,000
Other reserves [member]
Statement Line Items [Line Items]
Balance		19,846,000	21,408,000	20,076,000
Equity instruments		(3,000)	(3,141,000)	971,000
Disposal of treasury shares		233,000
Other reserves				17,000
Employee share awards			107,000	344,000
Conversion to Aevitas preference shares			0
Interest on equity instruments			299,000
Equity instruments payments			(3,440,000)
Conversion to ordinary shares pending issue in VivoPower International PLC			0
Capital raising costs			(2,804,000)
Share issuance costs			(15,000)
Equity incentives cost less shares issued			107,000
Other movements			(241,000)
Balance		$ 20,076,000	$ 15,314,000	$ 21,408,000

[1]	Equity instruments held at June 30, 2020 were convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”) which must convert to shares of VivoPower at $10.20 per share no later than June 30, 2021. The Company classified these instruments as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued is fixed. There were 2,473,367 convertible preference shares outstanding with a face value of AU$3.00 per share and a value held in reserves of AU$11,059,348 at June 30, 2020, representing their face value plus dividends accrued. Convertible preference shares were subordinated to all creditors of Aevitas Group, ranked equally amongst themselves, and ranked in priority to ordinary shares of Aevitas Group. There were 2,473,367 convertible loan notes outstanding with a face value of AU$7.00 per share and a value held in reserves of AU$25,075,203, representing their face value plus the dividends accrued. The convertible loan notes ranked equally with the unsecured creditors of Aevitas Group. Dividends or interest were payable quarterly in arrears at a rate of 7% on the capitalized value to December 29, 2016, the date at which they became convertible to VivoPower shares. At maturity, or if a trigger event such as a change of control of Aevitas Group or VivoPower, a listing event, or a disposal of substantially all of the assets of Aevitas Group had occurred, the convertible preference shares and convertible loan notes in Aevitas Group convert to VivoPower ordinary shares at a price of US$10.20 per share On August 7, 2020, the Company offered one new Aevitas Preference Share, with an issue price of $10, in exchange for each combined convertible note and convertible preference share, with an issue price of $7 and $3 respectively. Dividends are payable quarterly, in arrears, at a rate of 7%. Of the 2,473,367 holders of combined convertible note and convertible preference shares, 426,528 holders accepted the terms of the new Aevitas Preference Shares and received 426,528 Aevitas Preference Shares (A$4,265,280) on August 31, 2020, in exchange for the combined convertible notes and convertible preference shares previously held. The new Aevitas Preference Shares are subordinated to all creditors of Aevitas Group, rank equally amongst themselves, and rank in priority to Aevitas Group Limited ordinary shares for the payment of dividends. The 426,528 holders which exchanged on August 31, 2020, had earned $26,708 interest on the convertible loan note in the year ended June 20, 2021, up until exchange, and this was paid in full along with $11,447 dividends that accrued over the same pre-exchange period on the convertible preference shares. Post-exchange, $185,480 dividends of the Aevitas Preference Shares have been earned, with $121,905 of those paid by June 30, 2021. And the 426,528 Aevitas Preference Shares have a face value of $3,208,922 (A$10 per share), recognized together with the dividends payable. On June 30, 2021, the remaining 2,005,190 holders of convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”), exercised their right to convert the instruments into ordinary shares in VivoPower International PLC. The cumulative balance of face value and accrued unpaid interest and dividends outstanding of the convertible preference shares and convertible loan notes at June 30, 2021 of $20.5 million, was redeemed on that date, and VivoPower International PLC recognized the requirement to issue 2,005,190 restricted ordinary shares, based on a contracted conversion price of $10.20 per share.
[2]	$20.5 million recognition in equity of the 2,005,190 restricted ordinary shares pending issuance at a contracted conversion price of $10.20 per share. The 2,005,190 restricted ordinary shares were issued on July 21, 2021.
[3]	During the year the Company incurred $2.8m of transaction costs associated with a series of capital raises on NASDAQ and an issue of shares to Tottenham Hotspur Football Club.
[4]	During the year $1,422,000 was expensed towards share incentive awards to employees, directors, and consultants of the Company under the Omnibus Incentive Plan. Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, $971,000 of shares were delivered to participants in the year. During the year ended June 30, 2020, share incentives were granted to employees and directors of the Company, under the Company’s 2017 Omnibus Incentive Plan. Of the share awards granted, $344,000 of shares fully vested or had a vesting period commencing in the year ended June 30, 2020.
[5]	On March 30, 2017, the Company repurchased 129,805 shares at a price of $4.50 for a total sum of $591,911, including commission, and held them as treasury shares. During the year ended March 31, 2019, 75,805 of these shares were awarded to employees under the Company’s 2017 Omnibus Incentive Plan. Based on the closing market value of these shares on the day of award, $85,660 was expensed as employee compensation and remaining cost of $260,011 was charged against retained earnings.
[6]	The share option reserve represents 828,000 share options granted to Early Bird Capital as part of the initial public share offering. The options entitled the holder to buy VivoPower ordinary shares at US$8.70 at any time before April 30, 2020. The options were originally accounted for as a share-based award and accordingly, the cost of the award was recognized directly in equity and was applied against capital raising costs. The fair value of the options was determined at the grant date, using the Black Scholes Model, and not remeasured subsequently. The options lapsed in April 2020, accordingly the reserve has been released and credited against capital raising costs